Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2050 Portfolio℠
September 30, 2023
VF-2050-NPRT3-1123
1.903287.114
Domestic Equity Funds - 48.3%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	215,454	9,686,813
VIP Equity-Income Portfolio Initial Class (a)	331,165	7,934,720
VIP Growth & Income Portfolio Initial Class (a)	418,088	10,841,010
VIP Growth Portfolio Initial Class (a)	187,277	15,952,288
VIP Mid Cap Portfolio Initial Class (a)	74,374	2,513,097
VIP Value Portfolio Initial Class (a)	310,078	5,618,611
VIP Value Strategies Portfolio Initial Class (a)	180,886	2,800,123
TOTAL DOMESTIC EQUITY FUNDS (Cost $47,139,111)		55,346,662

International Equity Funds - 40.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,567,265	15,547,269
VIP Overseas Portfolio Initial Class (a)	1,341,407	31,026,740
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,522,690)		46,574,009

Bond Funds - 10.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	273,412	2,447,034
Fidelity International Bond Index Fund (a)	71,304	633,177
Fidelity Long-Term Treasury Bond Index Fund (a)	735,364	6,699,167
VIP High Income Portfolio Initial Class (a)	67,705	310,091
VIP Investment Grade Bond II Portfolio - Initial Class (a)	243,590	2,243,460
TOTAL BOND FUNDS (Cost $14,559,993)		12,332,929

Short-Term Funds - 0.2%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $231,698)	231,698	231,698

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $109,453,492)	114,485,298
NET OTHER ASSETS (LIABILITIES) - 0.0%	(14,536)
NET ASSETS - 100.0%	114,470,762

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,050,699	863,497	434,966	(6,011)	(16,686)	(15,510)	2,447,034
Fidelity International Bond Index Fund	527,600	195,330	92,419	7,069	(1,096)	3,762	633,177
Fidelity Long-Term Treasury Bond Index Fund	5,701,520	2,863,242	1,148,607	145,262	(165,196)	(551,792)	6,699,167
VIP Contrafund Portfolio Initial Class	7,905,227	1,992,401	1,756,752	80,406	16,772	1,529,165	9,686,813
VIP Emerging Markets Portfolio Initial Class	13,321,170	5,277,396	3,117,448	23,416	(50,873)	117,024	15,547,269
VIP Equity-Income Portfolio Initial Class	7,083,821	1,900,706	1,180,909	-	4,823	126,279	7,934,720
VIP Government Money Market Portfolio Initial Class 5.09%	683,991	1,346,940	1,799,233	32,634	-	-	231,698
VIP Growth & Income Portfolio Initial Class	9,166,352	2,492,964	1,578,111	34,821	20,690	739,115	10,841,010
VIP Growth Portfolio Initial Class	12,414,508	4,118,158	3,113,277	88,852	22,895	2,510,004	15,952,288
VIP High Income Portfolio Initial Class	259,298	86,442	45,846	184	(538)	10,735	310,091
VIP Investment Grade Bond II Portfolio - Initial Class	765,323	1,901,730	363,498	259	(2,694)	(57,401)	2,243,460
VIP Mid Cap Portfolio Initial Class	2,210,656	578,961	352,690	5,343	(2,935)	79,105	2,513,097
VIP Overseas Portfolio Initial Class	25,693,626	8,081,381	4,282,074	-	34,329	1,499,478	31,026,740
VIP Value Portfolio Initial Class	5,107,647	1,168,007	1,118,474	-	20,793	440,638	5,618,611
VIP Value Strategies Portfolio Initial Class	2,531,710	622,992	572,997	6,270	6,689	211,729	2,800,123
	95,423,148	33,490,147	20,957,301	418,505	(113,027)	6,642,331	114,485,298

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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